Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net (loss) income	$ (171,091)	$ 1,197,686
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Changes in allowances - accounts receivable		12,909
Depreciation expense	22,976	6,464
Loss from disposal of property and equipment		833
Accrued interest expense for convertible notes	500,000
Amortization of deferred financing costs	943,215
Changes in operating assets and liabilities:
Accounts receivable, net	(5,096,374)	(3,629,315)
Inventory, net	(9,412)	(648,303)
Advances to suppliers	(2,437,474)	(104,714)
Other current assets	(87,404)	(144,724)
Long-term prepaid expenses		4,370
Accounts payable	70,694	(144,282)
Advances from customers	53,993	67,241
Other current liabilities	294,839	29,810
Net cash used in operating activities	(5,916,038)	(3,352,025)
Cash flows from investing activities
Purchase of property, plant and equipment	(6,346)	(2,782)
Purchase of intangible assets	(97,764)
Net cash used in investing activities	(104,110)	(2,782)
Cash flows from financing activities
Payments of deferred financing costs	(716,318)
Gross proceeds from issuance of convertible notes	7,500,000
Net proceeds from Initial Public Offering - stock issuance		7,728,000
Direct costs disbursed from Initial Public Offering proceeds		(1,147,549)
Borrowings from bank loans	1,463,870
Repayments of bank loans	(1,463,870)
Repayments of loans from related parties	(76,253)	(426,316)
Net cash provided by financing activities	6,707,429	6,154,135
Effect of exchange rate changes on cash, cash equivalents and restricted cash	225,773	77,547
Net increase in cash, cash equivalents and restricted cash	913,054	2,876,875
Cash, cash equivalents and restricted cash, beginning of period	5,525,165	2,590,539
Cash, cash equivalents and restricted cash, end of period	6,438,219	5,467,414
Supplemental disclosure information:
Income taxes paid	11,254	4,312
Interest paid	71,670	$ 82,987
Non-cash financing activities
Conversion of notes to 131,223 shares of common stock	485,208
Accrued interest for convertible notes	$ 500,000